real estate joint ventures and investments in associates (Tables)	12 Months Ended
Dec. 31, 2025
real estate joint ventures and investments in associates
Schedule of real estate joint ventures financial information

As at December 31 (millions)	2025	2024
ASSETS
Current assets
Cash and temporary investments, net	$6	$7
Other	2	1
	8	8
Non-current assets
Investment property under development	466	356
Promissory notes [1]	411	320
	877	676
	$885	$684
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$5	$6

Non-current liabilities
Long-term debt – mortgage	21	21
Liabilities	26	27

Owners’ equity
TELUS [2]	430	329
Other partners [1]	429	328
	859	657
	$885	$684

1

Other partners’ equity is gross of $411 (2024 – $320) promissory notes issued to the joint ventures by the arm’s-length parties in the real estate redevelopment projects in British Columbia; in the event of dissolution or other wind-up of the partnerships, the other partner’s equity will first be reduced by any amounts of the promissory notes outstanding when determining the equity of the joint ventures. The primary intended method of repayment of the promissory notes is through contribution of in-kind development costs, but may optionally include cash payments.

2

The equity amounts recorded by the real estate joint ventures differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint ventures.

Years ended December 31 (millions)	2025	2024
Revenue [1]	$—	$(31)
Interest expense	$—	$6
Net income (loss) and comprehensive income (loss) [2]	$—	$(62)

1	Substantially all comparative information summarized in this table is in respect of operations that were held for sale by the TELUS Sky real estate joint venture.
2	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of joint ventures investment activity

			Loans and
	Equity [1]		receivables [2]

Years ended December 31 (millions)	2025	2024
Balance, beginning of period	$178	$50	$94
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(20)	—
Valuation provision reversal	3	12	—
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	—	—	6
Our real estate contributed	98	242	—
Deferred gains on our remaining interests in our real estate contributed	(44)	(110)	—
Cash flows in the current reporting period
Construction credit facilities
Amounts repaid	—	—	(94)
Financing costs paid to us	—	—	(6)
Funds we advanced or contributed, excluding construction credit facilities	3	13	—
Funds repaid to us and earnings distributed	(1)	(9)	—
Balance, end of period	$237	$178	$—

1	We account for our interests in the real estate joint ventures using the equity method of accounting and such interests are included in our Consolidated statements of financial position as Other long-term assets (see Note 20).
2	Loans and receivables are included in our Consolidated statements of financial position as Other long-term assets (see Note 20) and were comprised of advances under construction credit facilities.
3	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of associate financial information

As at, or for the periods ended, December 31 ($ in millions)	2025	2024
Statement of financial position [1]
Current assets	$82	$88
Non-current assets	$411	$408
Current liabilities	$74	$35
Non-current liabilities	$31	$61
Net assets	$388	$400
Statement of income and other comprehensive income [1]
Revenue and other income	$172	$162
Net income (loss)	$(34)	$(27)
Comprehensive income (loss)	$(25)	$(27)
Reconciliation of statement of financial position summarized financial information to carrying amounts
Net assets (above)	$388	$400
Our interest	43.4%	43.4%
Our interest in net assets (our carrying amounts)	$169	$175

1As required by IFRS Accounting Standards, this summarized financial information is not just our share of these amounts.